STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Compensation Activity
Total stock-based compensation to employees and non-employees for the years ended December 31, 2014 and 2013 is presented in the following table:

	2014	2013
Employee Option Awards	$2,047	$212
Employee Restricted Stock Awards	—	614
Non-employee Compensation Expense	289	—
Non-employee Restricted Stock Awards	3,088	7,566
Total Compensation Expense	$5,424	$8,392

Schedule Of Share Based Compensation Stock Options Activity
The following table summarizes the Company’s stock option award activity:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	—	$—
Options Assumed in the Merger	200,000	3.05
Options Granted	2,105,000	4.05
Options Exercised	—	—
Options Cancelled	—	—
Outstanding at December 31, 2013	2,305,000	$3.96
Options Granted	1,573,000	3.22
Options Exercised	—	—
Options Cancelled	(250,000)	3.98
Options Expired	—	—
Outstanding at December 31, 2014	3,628,000	$3.64

Options Vested and Exercisable at December 31, 2014	1,029,996	$3.81

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The stock option awards are exercisable at various times through 2017. Additional information with respect to the outstanding stock option awards as of December 31, 2014, is as follows:

	Options Outstanding			Options Exercisable
		Weighted Average	Weighted Average		Weighted Average	Weighted Average
	Options Outstanding	Remaining Contractual Life	Exercise Price Per Share	Options Exercisable	Exercise Price Per Share	Remaining Contractual Life
Range of Exercise Prices
$0.00 - 2.50	142,500	9.98	$2.20	-	$-	-
$2.51 - 3.00	237,500	9.76	2.66	-	-	-
$3.01 - 3.50	748,000	7.47	3.18	285,000	3.18	4.28
$3.51 - 4.00	615,000	9.17	3.66	-	-	-
$4.01 - 4.50	1,885,000	8.14	4.05	744,996	4.05	7.00
Total	3,628,000	8.35	$3.64	1,029,996	$3.81	6.25

Schedule Of Share Based Payment Award Stock Options Other Selected Information	Other selected information is as follows:
	2014	2013
Aggregate intrinsic value of outstanding options	$—	$130
Weighted average fair value per share of options granted	$1.56	$1.93

Schedule of Assumptions Used
The table below presents the weighted average assumptions used to calculate the fair value of stock option awards granted during the years ended December 31, 2014 and 2013, respectively:

	2014	2013
Risk Free Interest Rate	1.64 – 2.75%	2.8%
Expected Volatility	55.6% - 74.1%	62.6%
Dividend Yield	0%	0%
Expected Life in Years	6.0	6.5